UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report

May 31, 2017

WESTERN ASSET

MUNICIPAL PARTNERS

FUND INC. (MNP)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

Fund objectives

The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes,*
consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund invests substantially all of its assets in a diversified portfolio of tax-exempt securities that are rated investment grade at the time of purchase by at least one rating agency and that the investment manager believes do not involve undue risk to income or principal.

Letter from the
chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal Partners Fund Inc. for the six-month reporting period ended May 31,
2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look
forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2017

*
Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II

Western Asset Municipal Partners Fund Inc.

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended May 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. However, fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s final reading for first quarter 2017 GDP growth
— released after the reporting period ended — was 1.4%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures, along with more modest state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on May 31,
2017, the unemployment rate was 4.3%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2001. The percentage of longer-term unemployed moderately declined over the period. In May 2017, 24.0% of Americans looking for a job had been out of work for more than six months, versus 24.2% when the period began.

Western Asset Municipal Partners Fund Inc.

III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the
“Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On
December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on
February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017 — after the reporting period ended — the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended May 31, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.11% and ended the period at 1.28%. Their low for the period of 1.10% occurred on December 7, 2016, and their peak of 1.40% took place on March 13 and
March 14, 2017. Ten-year Treasury yields began the reporting period at 2.37% and ended the period at 2.21%. Their low of 2.18% occurred on April 18, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended
May 31, 2017, the Bloomberg Barclays Municipal Bond Indexiv and the
Bloomberg Barclays U.S. Aggregate Indexv returned 5.16% and 2.52%, respectively. The municipal market posted positive returns during all six months of the reporting period. This was driven by overall solid fundamentals and generally positive investor demand.

Performance review

For the six months ended May 31, 2017, Western
Asset Municipal Partners Fund Inc. returned 6.35% based on its net asset value (“NAV”)vi and 9.41% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 5.16% for the same period.

IV

Western Asset Municipal Partners Fund Inc.

The Lipper General & Insured Municipal Debt (Leveraged) Closed-End Funds Category Averagevii returned 6.62% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable.
Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.41 per share.
As of May 31, 2017, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2017. Past performance is no guarantee of future results.

Performance Snapshot
as of May 31, 2017 (unaudited)

Price Per Share

6-Month Total Return**

$16.49 (NAV)

6.35
%†

$15.77 (Market Price)

9.41
%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s
Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “MNP” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMNPX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the
Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Municipal Partners Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

Western Asset Municipal Partners Fund Inc.

V

Investment commentary (cont’d)

Sincerely,

Jane Trust, CFA

Chairman, President and

Chief Executive Officer

June 30, 2017

RISKS: The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks such as interest rate risk, credit risk, leveraging risk and management risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed-income securities. The Fund may invest in lower-rated high yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk
(risk of default) than higher rated obligations. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. To the extent the Fund invests in securities of other investment companies, Fund stock holders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a
forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI

Western Asset Municipal Partners Fund Inc.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv
  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the
Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Fund’s Lipper category.

Western Asset Municipal Partners Fund Inc.

VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of May 31, 2017 and November 30, 2016 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

1

Spread duration (unaudited)

Economic exposure — May 31, 2017

Total Spread Duration

MNP

— 6.31 years

Benchmark

— 5.96 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark

— Bloomberg Barclays Municipal Bond Index

MNP

— Western Asset Municipal Partners Fund Inc.

2

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2017

Total Effective Duration

MNP

— 6.64 years

Benchmark

— 6.10 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase.
This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark

— Bloomberg Barclays Municipal Bond Index

MNP

— Western Asset Municipal Partners Fund Inc.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

3

Schedule of investments (unaudited)

May 31,
2017

Western Asset Municipal Partners
Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Municipal Bonds — 149.1%

  Alabama
— 1.5%

Jefferson County, AL, Sewer Revenue:

Subordinated Lien Warrants

6.000
%

10/1/42

$
760,000

$
878,385

Subordinated Lien Warrants

6.500
%

10/1/53

1,300,000

1,535,339

Total Alabama

2,413,724

  Alaska
— 1.5%

Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project

5.000
%

1/1/21

2,150,000

2,387,768

  Arizona
— 3.4%

Glendale, AZ, Transportation Excise Tax Revenue, NATL

5.000
%

7/1/28

2,855,000

2,863,650
(a)

Navajo Nation, AZ, Revenue

5.500
%

12/1/30

275,000

303,196
(b)

Salt Verde, AZ, Financial Corp. Senior Gas Revenue

5.000
%

12/1/32

2,000,000

2,385,520

Total Arizona

5,552,366

  California
— 20.7%

Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien

5.000
%

10/1/34

500,000

565,995

Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area

1.880
%

4/1/24

2,500,000

2,579,725
(c)(d)

California State Health Facilities Financing Authority Revenue, Kaiser Permanente

4.000
%

11/1/38

500,000

522,520

California State PCFA, Water Furnishing Revenue

5.000
%

11/21/45

2,500,000

2,502,550
(b)

California State PCFA, Water Furnishing Revenue

5.000
%

11/21/45

1,000,000

1,068,650
(b)(e)

California State, GO, Various Purpose

5.000
%

4/1/43

4,000,000

4,536,240
(f)

California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance, CMI

5.000
%

11/15/28

1,500,000

1,553,220

Eastern, CA, Municipal Water District Financing Authority, Water & Wastewater Revenue

5.000
%

7/1/47

1,000,000

1,185,150

Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II

5.000
%

8/1/30

2,500,000

2,884,150

Los Angeles, CA, Department of Water & Power Revenue, Power System

5.000
%

7/1/47

1,000,000

1,177,160

Lower Tule River, CA, Irrigation District Revenue, COP

5.000
%

8/1/40

1,000,000

1,088,390

  M-S-R Energy Authority, CA, Gas
Revenue

7.000
%

11/1/34

2,490,000

3,577,781

  M-S-R Energy Authority, CA, Gas
Revenue

6.500
%

11/1/39

2,000,000

2,847,780

Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM

5.000
%

9/1/30

750,000

876,127

  River Islands, CA, Public Financing Authority Special Tax, Community Facilities District
No. 2003-1

5.500
%

9/1/45

500,000

536,090

Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax

5.250
%

6/1/39

250,000

295,488

See Notes to Financial Statements.

4

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

California — continued

Riverside County, CA, Transportation Commission Toll Revenue:

Senior Lien

5.750
%

6/1/44

$

100,000

$

112,348

Senior Lien

5.750
%

6/1/48

200,000

223,550

Tulare, CA, Sewer Revenue, AGM

5.000
%

11/15/41

2,000,000

2,275,620

Turlock, CA, Irrigation District Revenue

5.000
%

1/1/35

2,500,000

2,756,650
(a)

Total California

33,165,184

  Colorado
— 6.8%

Base Village Metropolitan District #2 Co., GO

5.750
%

12/1/46

500,000

511,895

Colliers Hill Metropolitan District #2, GO

6.250
%

12/1/37

750,000

760,830

Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.

5.250
%

1/1/25

3,500,000

3,837,365

Public Authority for Colorado Energy, Natural Gas Purchase Revenue

5.750
%

11/15/18

160,000

166,837

Public Authority for Colorado Energy, Natural Gas Purchase Revenue

6.500
%

11/15/38

4,000,000

5,677,720

Total Colorado

10,954,647

  Florida
— 8.4%

  Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc.
Project

6.125
%

6/15/46

160,000

165,368
(b)

Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project

6.375
%

6/1/46

200,000

198,820
(b)

Florida State Mid-Bay Bridge Authority Revenue

5.000
%

10/1/40

740,000

820,068

Miami-Dade County, FL, Aviation Revenue

5.000
%

10/1/41

3,000,000

3,447,810

Miami-Dade County, FL, Expressway Authority Toll System Revenue

5.000
%

7/1/24

1,250,000

1,508,962

Miami-Dade County, FL, GO, Seaport

5.000
%

10/1/23

2,315,000

2,670,677

Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital

5.000
%

8/1/42

350,000

397,736

Miami-Dade County, FL, School District, GO

5.000
%

3/15/30

1,000,000

1,216,600

Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities

5.000
%

8/1/47

250,000

270,533

Orlando & Orange County, FL, Expressway Authority Revenue

5.000
%

7/1/30

2,000,000

2,234,340
(a)

Seminole Tribe Florida Special Obligation Revenue

5.250
%

10/1/27

500,000

504,375
(b)

Total Florida

13,435,289

  Illinois
— 9.4%

Chicago, IL, GO

5.000
%

1/1/25

1,000,000

1,012,540

Chicago, IL, GO

5.500
%

1/1/34

950,000

959,908

Chicago, IL, GO

5.500
%

1/1/37

60,000

60,515

Chicago, IL, GO

6.000
%

1/1/38

500,000

519,140

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

5

Schedule of investments
(unaudited) (cont’d)

May 31, 2017

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Illinois — continued

Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond

5.000
%

12/1/44

$

1,000,000

$

1,114,090

Chicago, IL, O’Hare International Airport Revenue

5.000
%

1/1/35

2,200,000

2,458,104
(e)

Chicago, IL, O’Hare International Airport Revenue:

General, Senior Lien

5.000
%

1/1/41

250,000

283,698

Senior Lien

5.000
%

1/1/47

500,000

566,635

Senior Lien

5.000
%

1/1/52

500,000

560,545

Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, NATL

5.250
%

12/1/18

1,000,000

1,046,990

Chicago, IL, Waterworks Revenue:

Second Lien Project

5.000
%

11/1/34

800,000

869,504

Second Lien Project

5.000
%

11/1/39

500,000

537,395

Illinois State Health Facilities Authority Revenue, South Suburban Hospital Project

7.000
%

2/15/18

90,000

93,797
(g)

Illinois State Toll Highway Authority Revenue

5.000
%

12/1/31

1,500,000

1,752,405

Illinois State, GO

5.000
%

2/1/28

760,000

797,346

Illinois State, GO

5.000
%

2/1/29

440,000

457,750

Illinois State, GO

5.000
%

1/1/33

500,000

511,885

  Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State
Appropriations

5.250
%

6/15/50

125,000

126,110

  Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick
Place Expansion Project

0.000
%

12/15/52

900,000

130,491

University of Illinois, COP

5.000
%

3/15/24

1,000,000

1,164,430

Total Illinois

15,023,278

  Indiana
— 2.0%

Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project

5.000
%

6/1/39

1,000,000

1,011,870

Indianapolis, IN, Local Public Improvement Bond Bank Revenue

5.000
%

6/1/27

2,000,000

2,250,200

Total Indiana

3,262,070

  Louisiana
— 1.5%

Shreveport, LA, Water & Sewer Revenue, AGM

5.000
%

12/1/34

2,080,000

2,386,363

  Maryland
— 0.7%

Maryland State EDC, EDR, Transportation Facilities Project

5.750
%

6/1/35

1,000,000

1,074,790

Massachusetts — 2.9%

Massachusetts State DFA Revenue:

International Charter School

5.000
%

4/15/40

1,875,000

2,014,706

Partners Healthcare System

5.000
%

7/1/47

1,000,000

1,124,810

Umass Boston Student Housing Project

5.000
%

10/1/48

200,000

217,046

See Notes to Financial Statements.

6

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Massachusetts — continued

Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance

5.750
%

8/1/29

$

355,000

$

356,211

Massachusetts State Water Resources Authority Revenue:

General, NATL

5.000
%

8/1/34

940,000

946,110

General, NATL

5.000
%

8/1/34

60,000

60,390
(a)

Total Massachusetts

4,719,273

  Michigan
— 4.3%

Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien

5.250
%

7/1/39

405,000

450,190

Great Lakes, MI, Water Authority Water Supply System Revenue:

Senior Lien

5.000
%

7/1/35

150,000

170,985

Senior Lien

5.000
%

7/1/46

1,300,000

1,457,937

Michigan State Building Authority Revenue, Facilities Program

5.250
%

10/15/47

250,000

284,205

  Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School
Project

6.750
%

7/1/44

450,000

454,014
(b)

Michigan State Finance Authority Revenue:

Senior Lien Detroit Water & Sewer

5.000
%

7/1/33

370,000

414,829

Senior Lien Detroit Water & Sewer

5.000
%

7/1/44

380,000

408,280

Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.

5.750
%

5/15/38

2,000,000

2,091,780
(a)

Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport

5.000
%

12/1/18

1,170,000

1,229,541
(e)

Total Michigan

6,961,761

  Missouri
— 1.5%

Boone County, MO, Hospital Revenue, Boone Hospital Center

5.375
%

8/1/38

2,000,000

2,100,720
(a)

  Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home
Inc.

6.000
%

11/15/51

300,000

291,489
(b)

Total Missouri

2,392,209

  New Jersey
— 12.1%

Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM

5.000
%

11/1/27

240,000

267,607

New Jersey State EDA Revenue

5.000
%

6/15/29

500,000

533,345

New Jersey State EDA Revenue:

Continental Airlines Inc. Project

5.250
%

9/15/29

2,000,000

2,189,420
(e)

Private Activity-The Goethals Bridge Replacement Project

5.375
%

1/1/43

1,000,000

1,117,920
(e)

Provident Group - Rowan Properties LLC, Rowan University Housing Project

5.000
%

1/1/48

500,000

532,035

School Facilities Construction, SIFMA

2.380
%

3/1/28

2,500,000

2,339,625
(c)

New Jersey State EFA Revenue, Stevens Institute of Technology

5.000
%

7/1/42

3,000,000

3,395,460

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

7

Schedule of investments
(unaudited) (cont’d)

May 31, 2017

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

New Jersey — continued

New Jersey State Health Care Facilities Financing Authority Revenue:

Hackensack Meridian Health

5.000
%

7/1/38

$

100,000

$

115,020

RWJ Barnabas Health Obligation Group

5.000
%

7/1/43

300,000

339,447

  New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State
Appropriations

5.000
%

6/15/38

6,000,000

6,138,960

New Jersey State Turnpike Authority Revenue

1.460
%

1/1/18

2,500,000

2,500,675
(c)(d)

Total New Jersey

19,469,514

  New York
— 24.5%

Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project

6.250
%

7/15/40

1,000,000

1,135,800
(a)

Hudson, NY, Yards Infrastructure Corp. Revenue

5.000
%

2/15/42

1,000,000

1,167,120

MTA Hudson Rail Yards Trust Obligations Revenue

5.000
%

11/15/56

3,330,000

3,660,203

MTA, NY, Dedicated Tax Fund Revenue, Green Bonds

5.000
%

11/15/47

500,000

584,955

MTA, NY, Revenue

5.250
%

11/15/40

1,000,000

1,120,410

MTA, NY, Revenue, Transportation

5.000
%

11/15/25

1,000,000

1,154,120

  Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At
Harborside

2.000
%

1/1/49

67,436

11,464

  New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution
Fiscal 2011

5.000
%

6/15/31

4,850,000

5,374,964

New York State Dormitory Authority Revenue:

  Court Facilities Lease, NYC Issue, Non-State Supported Debt,
AMBAC

5.500
%

5/15/30

3,365,000

4,367,063

Non State Supported Debt, New School

5.000
%

7/1/35

2,000,000

2,297,200

Non-State Supported Debt, Columbia University

5.000
%

7/1/38

2,000,000

2,084,220

New York State Liberty Development Corp., Liberty Revenue:

3 World Trade Center LLC Project

5.000
%

11/15/44

490,000

526,162
(b)

4 World Trade Center LLC Project

5.750
%

11/15/51

2,000,000

2,298,120

Second Priority, Bank of America Tower

5.125
%

1/15/44

2,500,000

2,722,425

New York State Transportation Development Corp., Special Facilities Revenue:

American Airlines Inc., John F. Kennedy International Airport Project

5.000
%

8/1/31

2,000,000

2,129,340
(e)

LaGuardia Airport Terminal B Redevelopment Project

5.000
%

7/1/41

2,250,000

2,455,358
(e)

LaGuardia Airport Terminal B Redevelopment Project

5.000
%

7/1/46

400,000

435,460
(e)

New York State Urban Development Corp. Revenue, State Personal Income Tax

5.000
%

3/15/26

430,000

431,174

Port Authority of New York & New Jersey Revenue

5.000
%

1/15/41

4,750,000

5,264,995

Total New York

39,220,553

See Notes to Financial Statements.

8

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  North
Carolina — 4.1%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System

5.000
%

1/15/31

$

5,000,000

$

5,664,550

North Carolina State Turnpike Authority Monroe Expressway Toll Revenue

5.000
%

7/1/47

750,000

813,705

North Carolina State Turnpike Authority Revenue, Senior Lien

5.000
%

1/1/30

100,000

116,351

Total North Carolina

6,594,606

  Ohio
— 2.9%

Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement

5.000
%

11/15/43

4,040,000

4,592,228

  Oklahoma
— 1.5%

Grand River Dam Authority, OK, Revenue

5.250
%

6/1/40

2,000,000

2,202,360

Payne County, OK, EDA Revenue, Epworth Living at The Ranch

6.875
%

11/1/46

175,000

174,655

Total Oklahoma

2,377,015

  Oregon
— 1.1%

Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty

0.000
%

6/15/31

1,000,000

574,210

Oregon State Facilities Authority Revenue, Legacy Health Project

5.000
%

6/1/46

600,000

676,290

Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community

5.000
%

11/15/46

475,000

482,496

Total Oregon

1,732,996

Pennsylvania — 9.0%

Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.

6.750
%

11/1/24

85,000

88,746

Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems

5.000
%

12/1/26

5,130,000

5,801,722

Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project

5.000
%

1/1/29

750,000

835,327

  East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville
University

5.000
%

7/1/47

250,000

256,503

  Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids
Facility

6.250
%

1/1/32

500,000

530,360

Philadelphia, PA, Airport Revenue

5.000
%

6/15/35

2,000,000

2,241,040
(e)

Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC

5.000
%

10/1/17

2,685,000

2,720,388

Philadelphia, PA, School District, GO

5.000
%

9/1/32

1,000,000

1,105,000

State Public School Building Authority PA, Lease Revenue:

Philadelphia School District Project, AGM

5.000
%

6/1/31

200,000

229,260

Philadelphia School District Project, AGM

5.000
%

6/1/33

500,000

567,020

Total Pennsylvania

14,375,366

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

9

Schedule of investments
(unaudited) (cont’d)

May 31, 2017

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  Tennessee
— 5.2%

Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue

5.000
%

12/15/20

$

2,030,000

$

2,243,008

Tennessee Energy Acquisition Corp., Gas Revenue

5.000
%

2/1/20

3,555,000

3,872,817

Tennessee Energy Acquisition Corp., Gas Revenue

5.000
%

2/1/21

2,025,000

2,257,774

Total Tennessee

8,373,599

  Texas
— 14.1%

  Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education,
PSF-GTD

5.000
%

12/1/47

250,000

290,770

Austin, TX, Water & Wastewater System Revenue

5.000
%

11/15/26

2,500,000

2,735,775

Austin, TX, Water & Wastewater System Revenue

5.125
%

11/15/28

1,980,000

2,170,674

Austin, TX, Water & Wastewater System Revenue

5.125
%

11/15/28

230,000

252,618
(a)

Corpus Christi, TX, Utility System Revenue, Junior Lien

5.000
%

7/15/31

2,905,000

3,395,625

Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond

0.000
%

10/1/36

2,000,000

1,818,560
(c)

Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue

5.000
%

11/1/36

3,125,000

3,533,906

Houston, TX, Airport Systems Revenue, United Airlines Inc.

5.000
%

7/15/30

1,000,000

1,081,600
(e)

Love Field, TX, Airport Modernization Corp., General Airport Revenue

5.000
%

11/1/32

40,000

46,620
(e)

Love Field, TX, Airport Modernization Corp., General Airport Revenue

5.000
%

11/1/33

40,000

46,264
(e)

Love Field, TX, Airport Modernization Corp., General Airport Revenue

5.000
%

11/1/35

40,000

45,877
(e)

Love Field, TX, Airport Modernization Corp., General Airport Revenue

5.000
%

11/1/36

40,000

45,737
(e)

New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:

Collegiate Housing-Tarleton State University Project

5.000
%

4/1/35

800,000

856,008

NCCD-College Station Properties LLC

5.000
%

7/1/47

1,000,000

1,055,640

North Texas Tollway Authority Revenue

5.000
%

1/1/39

250,000

285,510

North Texas Tollway Authority Revenue

5.000
%

1/1/40

600,000

669,948

North Texas Tollway Authority Revenue

5.000
%

1/1/45

600,000

677,268

North Texas Tollway Authority Revenue:

System-First Tier

5.750
%

1/1/40

2,195,000

2,256,142
(a)

System-First Tier

5.750
%

1/1/40

305,000

312,637

  Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living
Ventana Project

6.625
%

11/15/37

170,000

173,900
(h)

  Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group
LLC

5.000
%

12/31/40

460,000

503,571
(e)

See Notes to Financial Statements.

10

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Texas — continued

Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:

Inspired Living Lewsville Project

6.750
%

12/1/51

$

300,000

$

300,099
(b)

Inspired Living Lewsville Project

10.000
%

12/1/51

50,000

45,812

Total Texas

22,600,561

U.S. Virgin Islands — 0.5%

Virgin Islands Public Finance Authority Revenue:

Matching Fund Loan

6.750
%

10/1/37

670,000

544,375

Matching Fund Loan

6.000
%

10/1/39

420,000

315,000

Total U.S. Virgin Islands

859,375

  Utah
— 0.2%

  Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT
CSCE

5.000
%

4/15/42

250,000

278,148

  Virginia
— 0.6%

Virginia State Port Authority Port Facility Revenue

5.000
%

7/1/41

300,000

340,200
(e)

Virginia State Port Authority Port Facility Revenue

5.000
%

7/1/45

500,000

564,905
(e)

Total Virginia

905,105

  Washington
— 3.9%

Port of Seattle, WA, Revenue

5.000
%

8/1/25

2,395,000

2,809,335

Washington State Health Care Facilities Authority Revenue, PeaceHealth

5.000
%

11/1/28

3,000,000

3,213,210

Washington State HFC Revenue:

Heron’s Key

6.500
%

7/1/30

100,000

100,118
(b)

Heron’s Key

6.750
%

7/1/35

100,000

98,660
(b)

Total Washington

6,221,323

  Wisconsin
— 4.8%

Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC

5.000
%

7/1/42

4,000,000

4,165,080
(e)

Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project

5.000
%

6/15/46

150,000

138,775
(b)

Wisconsin State HEFA Revenue, SSM Health Care Corp.

5.000
%

6/1/25

3,110,000

3,394,534

Total Wisconsin

7,698,389

  Total Investments before Short-Term Investments (Cost —
$222,836,735)

239,027,500

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

11

Schedule of investments
(unaudited) (cont’d)

May 31, 2017

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Short-Term Investments — 2.0%

Municipal Bonds — 2.0%

  New York
— 1.9%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Second General Resolution, SPA-Dexia Credit Local

0.960
%

6/15/32

$

1,585,000

$

1,585,000
(i)(j)

Second General Resolution, SPA-Dexia Credit Local

0.980
%

6/15/32

1,500,000

1,500,000
(i)(j)

Total New York

3,085,000

  Texas
— 0.1%

Lower Neches Valley Authority, TX, IDC Revenue, ExxonMobil

0.780
%

3/1/33

100,000

100,000
(e)(i)(j)

Total Municipal Bonds (Cost — $3,185,000)

3,185,000

Shares

Money Market Funds — 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $32,295)

0.723
%

32,295

32,295

Total Short-Term Investments (Cost — $3,217,295)

3,217,295

Total Investments — 151.1% (Cost — $226,054,030#)

242,244,795

  Auction Rate Cumulative Preferred Stock, at Liquidation Value —
(11.5)%

(18,500,000
)

Variable Rate Demand Preferred Stock, at Liquidation Value — (41.5)%

(66,500,000
)

Other Assets in Excess of Liabilities — 1.9%

3,060,569

Total Net Assets Applicable to Common Shareholders — 100.0%

$
160,305,364

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)
Maturity date shown represents the mandatory tender date.

(e)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)
All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)
Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)
Security is purchased on a when-issued basis.

(i)
  Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)
Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#
Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Abbreviations used in this schedule:

AGM

— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC

— American Municipal Bond Assurance Corporation — Insured Bonds

CAB

— Capital Appreciation Bonds

CDA

— Communities Development Authority

CMI

— California Mortgage Insurance Program — Insured Bonds

COP

— Certificates of Participation

DFA

— Development Finance Agency

EDA

— Economic Development Authority

EDC

— Economic Development Corporation

EDR

— Economic Development Revenue

EFA

— Educational Facilities Authority

GO

— General Obligation

GTD

— Guaranteed

HEFA

— Health & Educational Facilities Authority

HFC

— Housing Finance Commission

IDA

— Industrial Development Authority

IDC

— Industrial Development Corporation

MTA

— Metropolitan Transportation Authority

MWRA

— Massachusetts Water Resources Authority

NATL

— National Public Finance Guarantee Corporation — Insured Bonds

PCFA

— Pollution Control Financing Authority

PSF

— Permanent School Fund

RDA

— Redevelopment Agency

SIFMA

— Securities Industry and Financial Markets Association

SPA

— Standby Bond Purchase Agreement — Insured Bonds

Ratings
Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa

1.8
%

AA/Aa

42.8

A

34.5

BBB/Baa

14.0

BB/Ba

2.7

B/B

0.0

CCC/Caa

0.1

A-1/VMIG 1

1.3

NR***

2.8

100.0
%

*
As a percentage of total investments.

**
The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized
Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

13

Schedule of investments
(unaudited) (cont’d)

May 31, 2017

Western Asset Municipal Partners Fund Inc.

***
The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

At May 31, 2017, the Fund had the following open futures contracts:

Number of Contracts

Expiration Date

Notional Amount

Market Value

Unrealized Appreciation

Contracts to Buy:

U.S. Treasury Long-Term Bonds

38

9/17

$
5,778,752

$
5,844,875

$
66,123

See Notes to Financial
Statements.

14

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Statement of assets and liabilities

May 31, 2017 (unaudited)

Assets:

Investments, at value (Cost — $226,054,030)

$
242,244,795

Interest receivable

3,183,811

Receivable from broker — variation margin on open futures contracts

19,000

Prepaid expenses

50,680

Total Assets

245,498,286

Liabilities:

  Variable Rate Demand Preferred Stock ($50,000 liquidation value per share; 1,330 shares issued and outstanding) (net of deferred offering costs of $825,143) (Note 5)

65,674,857

Distributions payable to Common Shareholders

656,036

Payable for securities purchased

170,296

Investment management fee payable

113,616

Distributions payable to Variable Rate Demand Preferred Stockholders

1,935

Distributions payable to Auction Rate Cumulative Preferred Stockholders

1,463

Directors’ fees payable

43

Accrued expenses

74,676

Total Liabilities

66,692,922

  Auction Rate Cumulative Preferred Stock (370 shares authorized and issued at $50,000 per share)
(Note 6)

18,500,000

Total Net Assets Applicable to Common Shareholders

$
160,305,364

Net Assets Applicable to Common Shareholders:

  Common stock par value ($0.001 par value, 9,719,063 shares issued and outstanding; 100,000,000 common shares authorized)

$
9,719

Paid-in capital in excess of par value

142,165,931

Undistributed net investment income

2,320,063

Accumulated net realized loss on investments and futures contracts

(447,237)

Net unrealized appreciation on investments and futures contracts

16,256,888

Total Net Assets Applicable to Common Shareholders

$
160,305,364

Common Shares Outstanding

9,719,063

Net Asset Value Per Common Share

$16.49

See Notes to Financial
Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

15

Statement of operations (unaudited)

For the
Six Months Ended May 31, 2017

Investment Income:

Interest

$
4,945,523

Expenses:

Investment management fee (Note 2)

662,132

Distributions to Variable Rate Demand Preferred Stockholders (Notes 1 and 5)

285,422

Liquidity fees (Note 5)

256,811

Audit and tax fees

46,574

Remarketing fees (Note 5)

33,619

Rating agency fees

21,202

Directors’ fees

18,731

Amortization of Variable Rate Demand Preferred Stock offering costs (Note 5)

14,802

Transfer agent fees

13,767

Shareholder reports

13,539

Legal fees

13,430

Auction participation fees (Note 6)

11,706

Stock exchange listing fees

8,391

Fund accounting fees

7,891

Custody fees

6,807

Auction agent fees

6,302

Insurance

1,770

Excise tax (Note 1)

11

Miscellaneous expenses

10,318

Total Expenses

1,433,225

Net Investment Income

3,512,298

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):

Net Realized Gain From:

Investment transactions

183,237

Futures contracts

95,495

Net Realized Gain

278,732

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

5,922,465

Futures contracts

95,798

Change in Net Unrealized Appreciation (Depreciation)

6,018,263

Net Gain on Investments and Futures Contracts

6,296,995

  Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income (Notes 1 and
6)

(113,249)

Increase in Net Assets Applicable to Common Shareholders From Operations

$
9,696,044

See Notes to Financial
Statements.

16

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2017 (unaudited) and the Year Ended November 30, 2016

2017

2016

Operations:

Net investment income

$
3,512,298

$
7,417,913

Net realized gain

278,732

1,398,227

Change in net unrealized appreciation (depreciation)

6,018,263

(8,916,812)

Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income

(113,249)

(128,462)

  Increase (Decrease) in Net Assets Applicable to Common Shareholders From
Operations

9,696,044

(229,134)

Distributions to Common Shareholders From (Note 1):

Net investment income

(3,936,221)

(8,455,586)

  Decrease in Net Assets From Distributions to Common
Shareholders

(3,936,221)

(8,455,586)

  Increase (Decrease) in Net Assets Applicable to Common
Shareholders

5,759,823

(8,684,720)

Net Assets Applicable to Common Shareholders:

Beginning of period

154,545,541

163,230,261

End of period*

$
160,305,364

$
154,545,541

*Includes undistributed net investment income of:

$2,320,063

$2,857,235

See Notes to Financial
Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

17

Statement of cash flows (unaudited)

For the
Six Months Ended May 31, 2017

Increase (Decrease) in Cash:

Cash Provided (Used) by Operating Activities:

Net increase in net assets applicable to common shareholders resulting from operations

$
9,809,293

  Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:

Purchases of portfolio securities

(33,604,889)

Sales of portfolio securities

34,988,207

Net purchases, sales and maturities of short-term investments

(1,582,592)

Net amortization of premium (accretion of discount)

484,056

Decrease in receivable for securities sold

215,424

Increase in interest receivable

(77,332)

Increase in receivable from broker — variation margin on open futures contracts

(19,000)

Increase in prepaid expenses

(14,124)

Decrease in payable for securities purchased

(605,477)

Increase in investment management fee payable

2,534

Decrease in Directors’ fees payable

(3,011)

Decrease in accrued expenses

(52,242)

Increase in distributions payable to Variable Rate Demand Preferred Stockholders

121

Decrease in payable to broker — variation margin on open futures contracts

(57,000)

Net realized gain on investments

(183,237)

Change in net unrealized appreciation (depreciation) of investments

(5,922,465)

Net Cash Provided by Operating Activities

3,378,266

Cash Flows From Financing Activities:

Distributions paid on common stock

(3,280,185)

Distributions paid on Auction Rate Cumulative Preferred Stock

(112,883)

Decrease in deferred preferred stock offering costs

14,802

Net Cash Used in Financing Activities

(3,378,266)

Cash at Beginning of Period

—

Cash at End of Period

—

See Notes to Financial
Statements.

18

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Financial highlights

For a common share of capital stock
outstanding throughout each year ended November 30, unless otherwise noted:

2017[1,2]

2016[1]

2015[1]

2014[1]

2013[1]

2012[1]

Net asset value, beginning of period

$15.90

$16.79

$16.37

$15.03

$17.30

$15.24

Income (loss) from operations:

Net investment income

0.36

0.76

0.81

0.86

0.87

0.91

Net realized and unrealized gain (loss)

0.65

(0.77)

(0.20)

1.35

(2.20)

2.02

Distributions paid to Auction Rate Cumulative Preferred Stockholders from:

Net investment income

(0.01)

(0.01)

(0.00)
[3]

(0.01)

(0.02)

(0.02)

Net realized gains

—

—

—

—

(0.00)
[3]

(0.00)
[3]

Total income (loss) from operations

1.00

(0.02)

0.61

2.20

(1.35)

2.91

Less distributions to common shareholders from:

Net investment income

(0.41)
[4]

(0.87)

(0.87)

(0.86)

(0.84)

(0.84)

Net realized gains

—

—

—

—

(0.08)

(0.01)

Total distributions to common shareholders

(0.41)

(0.87)

(0.87)

(0.86)

(0.92)

(0.85)

Net increase from tender and repurchase of Auction Rate Cumulative Preferred Shares

—

—

0.68

—

—

—

Net asset value, end of period

$16.49

$15.90

$16.79

$16.37

$15.03

$17.30

Market price, end of period

$15.77

$14.80

$15.51

$14.64

$13.37

$18.20

Total return, based on NAV[5,6]

6.35
%

(0.36)
%

8.04
%[7]

14.95
%

(7.97)
%

19.54
%

Total return, based on Market Price[8]

9.41
%

0.57
%

12.11
%

16.04
%

(22.01)
%

29.08
%

Net assets applicable to common shareholders, end of period (000s)

$160,305

$154,546

$163,230

$159,105

$146,060

$168,113

Ratios to average net assets:[9]

Gross expenses

1.84
%[10]

1.61
%

1.46
%

1.20
%

1.17
%

1.14
%

Net expenses

1.84
[10]

1.61

1.46

1.20

1.17

1.14

Net investment income

4.50
[10]

4.45

4.82

5.44

5.44

5.55

Portfolio turnover rate

14
%

12
%

13
%

10
%

17
%

17
%

Supplemental data:

Auction Rate Cumulative Preferred Stock at Liquidation Value, End of Period (000s)

$18,500

$18,500

$18,500

$85,000

$85,000

$85,000

Variable Rate Demand Preferred Stock at Liquidation Value, End of Period (000s)

$66,500

$66,500

$66,500

—

—

—

Asset Coverage Ratio for Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[11]

289
%

282
%

292
%

287
%[12]

272
%[12]

298
%[12]

  Asset Coverage, per $50,000 Liquidation Value per Share of Auction Rate Cumulative Preferred Stock and Variable Rate
Demand Preferred Stock[11]

$144,297

$140,909

$146,018

$143,591

$135,918

$148,890

See Notes to Financial
Statements.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

19

Financial highlights (cont’d)

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the six months ended May 31, 2017 (unaudited).

[3]
Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both.
Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
  The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 90% of
the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 3.67%.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]
  Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[10]
Annualized.

[11]

Represents value of net assets plus the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, at the end of the period divided by the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, outstanding at the end of the period.

[12]
Added to conform to current period presentation.

See Notes to Financial Statements.

20

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies
consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation.
The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North
Atlantic Fund Valuation

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

21

Notes to financial statements
(unaudited) (cont’d)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation
Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Municipal bonds†

—

$
239,027,500

—

$
239,027,500

Short-term investments†:

Municipal bonds

—

3,185,000

—

3,185,000

Money market funds

$
32,295

—

—

32,295

Total short-term investments

32,295

3,185,000

—

3,217,295

Total investments

$
32,295

$
242,212,500

—

$
242,244,795

Other financial instruments:

Futures contracts

$
66,123

—

—

$
66,123

†
See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures
contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the
Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

23

Notes to financial statements
(unaudited) (cont’d)

(d) Security transactions and investment
income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to
shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distribution may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the common shareholders of the Fund. Distributions to common shareholders of net realized gains, if any, are taxable and are declared at least annually. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Distributions to holders of Auction Rate Cumulative Preferred Stock (“ARCPS”) are accrued daily and paid on a weekly basis and are determined as described in Note 6. Distributions to holders of Variable Rate Demand Preferred Stock (“VRDPS”) are accrued on a daily basis and paid monthly as described in Note 5 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s VRDPS are treated as dividends or distributions.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash
Flows.

(h) Net asset value. The
net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of shares of common stock outstanding. For the purpose of determining the NAV per share of the common stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less (1) the Fund’s liabilities including the aggregate liquidation value (i.e., $50,000 per outstanding share) of the VRDPS, and (2) the aggregate liquidation value (i.e.,
$50,000 per outstanding share) of the ARCPS.

24

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies.
Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the
Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4%
of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $11 of federal excise taxes attributable to calendar year 2016 in March 2017.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management
agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and
Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding Preferred Stock of the Fund is not deducted in determining the Fund’s net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

25

Notes to financial statements
(unaudited) (cont’d)

a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2017, such purchase and sale transactions (excluding accrued interest) were $29,335,000 and
$26,550,000, respectively.

3. Investments

During the six months ended May 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
33,604,889

Sales

34,988,207

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
16,887,788

Gross unrealized depreciation

(697,023)

Net unrealized appreciation

$
16,190,765

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2017.

ASSET
DERIVATIVES[1]

Interest Rate Risk

Futures contracts[2]

$
66,123

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Risk

Futures contracts

$
95,495

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Risk

Futures contracts

$
95,798

26

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

During the six months ended May 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value

Futures contracts (to buy)

$
5,765,482

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at May 31, 2017:

Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]

Collateral Received

Net Amount

Futures contracts[2]

$
19,000

—

$
19,000

[1]
  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]
  Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation
(depreciation) presented in the previous table.

5. Variable rate demand preferred stock

On March 11, 2015, the Fund completed a private offering of 1,330 shares of Series 1 Variable Rate Demand Preferred Stock (“VRDPS”). Net proceeds from the offering were used by the Fund to repurchase outstanding shares of Series M Auction Rate Cumulative Preferred Stock (“ARCPS”) that had been accepted for payment pursuant to the tender offer (see Note 6). Offering costs incurred by the Fund in connection with the VRDPS issuance are being amortized to expense over the life of the VRDPS.

The table below summarizes the key terms of
Series 1 of the VRDPS at May 31, 2017.

Series

Mandatory Redemption Date

Shares

Liquidation Preference Per Share

Aggregate Liquidation Value

Series 1

3/11/2045

1,330

$
50,000

$
66,500,000

The VRDPS shares are not listed on any securities exchange or automated quotation system. For financial reporting purposes, the
VRDPS shares are considered debt of the Fund; therefore, the liquidation value, which approximates fair value of the VRDPS shares, is recorded as a liability on the Statement of Assets and Liabilities.

Holders of VRDPS have the right to tender their VRDPS shares for remarketing at a price equal to the liquidation preference amount plus all accumulated but unpaid dividends and at a date which is no earlier than the seventh day following delivery of the notice to the tender and paying agent. The VRDPS shares include a liquidity feature that allows VRDPS holders to have their shares purchased by the liquidity provider with whom the Fund has contracted in the event of a failed remarketing where purchase orders are not sufficient in number to be matched with the sale orders. The Fund is required to redeem the VRDPS shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays a monthly remarketing fee at the annual rate of 0.10% of the liquidation value of each VRDPS share outstanding on the first calendar day of the preceding calendar month. These fees are shown as remarketing fees on the Statement of Operations.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

27

Notes to financial statements
(unaudited) (cont’d)

Holders of VRDPS are entitled to receive monthly cumulative cash dividends, payable on the first business day of each calendar month, at a variable rate set weekly by the remarketing agent. The dividend rate is generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate will reset to the maximum rate. The maximum rate is determined, in part, based upon the long-term rating assigned to the VRDPS. In the event the Fund fails to make a scheduled dividend payment, all outstanding shares of the VRDPS are subject to mandatory tender.

Subject to certain conditions, the VRDPS shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per share is equal to the liquidation value per share plus any accumulated but unpaid dividends. The Fund is required to redeem its VRDPS on the mandatory redemption date, March 11, 2045. In addition, the Fund is required to redeem certain of the VRDPS shares if the Fund fails to maintain certain asset coverage and rating agency guidelines.

The Fund has entered into a fee agreement with the liquidity provider that requires monthly payment of an annual liquidity fee. These fees are shown as liquidity fees on the Statement of Operations. The fee agreement between the Fund and the liquidity provider is scheduled to terminate on March 8, 2018. The Fund has the right, which is exercisable 120 to 90 days prior to the scheduled termination date, to request that the liquidity provider extend the term of the agreement for an additional period. The Fund may also terminate the agreement early. In the event the fee agreement is not renewed or is terminated in advance, and the Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDPS will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Fund is required to redeem any VRDPS purchased by the liquidity provider six months after the purchase date.

The
VRDPS ranks senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the VRDPS, due on or prior to the date of the common stock dividend or distribution, and meets the VRDPS asset coverage and rating agency requirements.

The holders of the VRDPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of preferred stock or the holders of common stock. Pursuant to the 1940 Act, holders of the preferred stock have the right to elect two Directors of the Fund, voting separately as a class.

The annualized dividend rate for the VRDPS shares for the six months ended May 31, 2017 was 0.861%. VRDPS shares issued and outstanding remained constant during the period ended May 31, 2017.

6. Auction rate cumulative preferred stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Cumulative Preferred Stock, Series M (“Preferred
Stock”), at an offering price

28

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

of $50,000 per share. On July 20, 2007, the Fund acquired the Preferred Stock of Western Asset Municipal Partners Fund II Inc. On October 1, 1993, Western Asset Municipal Partners Fund
II Inc. closed its public offering of 900 shares of $0.001 par value Preferred Stock at an offering price of $50,000 per share.

On January 22,
2015, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARCPS at a price equal to 90% of the liquidation preference of $50,000 per share (or $45,000 per share), plus any unpaid dividends accrued through March 6, 2015, the expiration date of the tender offer.

The Fund’s tender offer was conditioned upon the Fund closing on the private offering of VRDPS with an aggregate liquidation preference at least equal to the aggregate liquidation preference of ARCPS accepted for tender.

On
March 11, 2015, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 1,330 Series M
ARCPS, which represented 78.24% of the outstanding ARCPS. The ARCPS that were not tendered will remain outstanding. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

At May 31, 2017, the Fund had 370 shares of Preferred Stock outstanding with a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rate cannot exceed a certain maximum rate, including in the event of a failed auction. The maximum rate is calculated using the higher of 110% of the taxable equivalent of the short-term municipal bond rate and 110%
of the prevailing 30 day AA commercial paper rate. The Fund may pay higher maximum rates if the rating of the Fund’s Preferred Stock were to be lowered by the rating agencies. To the extent capital gains and other taxable income are allocated to holders of Preferred Stock for tax purposes, the Fund will likely have to pay higher dividends to holders of Preferred Stock to compensate them for the increased tax liability to them resulting from such allocation. Due to failed auctions experienced by the Fund’s Preferred Stock starting on February 15, 2008, the Fund pays the applicable maximum rate. The dividend rates ranged from 0.967% to 1.558% during the six months ended May 31, 2017. At May 31, 2017, the dividend rate was 1.331%.

After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee. For the period of the report and for all previous periods since the ARCPS have been outstanding, the participation fee has been paid at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. However, on
August 3, 2009 and December 28, 2009, Citigroup Global Markets Inc. (“CGM”)

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

29

Notes to financial statements
(unaudited) (cont’d)

and Merrill Lynch, Pierce, Fenner & Smith Inc., respectively, reduced their participation fee to an annual rate of 0.05% of the purchase price of the
ARCPS, in the case of a failed auction. Effective June 1, 2010, Wells Fargo Advisors, LLC reduced its participation fee to an annual rate of 0.10% of the purchase price of the ARCPS, in the case of a failed auction. For the six months ended
May 31, 2017, the Fund paid $11,706 to participating broker/dealers.

The Fund is subject to certain restrictions relating to the Preferred Stock.
The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock Shareholders are entitled to one vote per share and generally vote with the common stock shareholders but vote separately as a class to elect two directors and on certain matters affecting the rights of the Fund’s Preferred Stock. The issuance of Preferred Stock poses certain risks to holders of common stock, including, among others, the possibility of greater market price volatility, and in certain market conditions, the yield to holders of common stock may be adversely affected. The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. The Preferred Stock is otherwise not redeemable by holders of the shares. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common shareholders.

7. Distributions to common shareholders subsequent to May 31, 2017

The following distributions to common shareholders have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date

Payable Date

Amount

5/19/17

6/1/17

$
0.0675

6/23/17

7/03/17

$
0.0675

7/21/17

8/01/17

$
0.0675

8/25/17

9/01/17

$
0.0675

8. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase

30

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2017, the Fund did not repurchase any shares.

9. Deferred capital losses

As of
November 30, 2016, the Fund had deferred capital losses of $810,738, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange
Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Western Asset Municipal Partners Fund Inc. 2017 Semi-Annual Report

31

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Municipal Partners Fund Inc. was held on March 31, 2017 for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of
directors

Nominees

 Common Shares and Preferred   Shares,   voting together,
Voted for Election

 Common Shares and Preferred   Shares,   voting together,
Withheld

Preferred Shares, Voted for Election

  Preferred Shares,
Withheld

Daniel P. Cronin

8,442,818

485,563

—

—

Paolo M. Cucchi

8,405,241

523,140

—

—

Jane Trust

—

—

1,668

0

At May 31, 2017, in addition to Daniel P. Cronin, Paolo M. Cucchi and Jane Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L. Colman

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

32

Western Asset Municipal Partners Fund Inc.

Dividend reinvestment plan (unaudited)

Pursuant to certain rules of the SEC, the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment Plan (“Plan”), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions, including return of capital distributions, automatically reinvested by Computershare Inc. (“Plan Agent”) in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in “street name”) will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a distribution on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund’s Common Stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by

Western Asset Municipal Partners Fund Inc.

33

Dividend reinvestment plan
(unaudited) (cont’d)

the holders as representing the total amount registered in such holders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash.

There is no charge to participants for reinvesting of distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions and voluntary cash payments made by the participant. The receipt of distributions under the Plan will not relieve participants of any income tax which may be payable on such distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant’s shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any distributions paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the distribution. The Plan also may be amended by the
Fund or the Plan Agent upon at least 30 days’ written notice to participants in the Plan.

All correspondence concerning the Plan should be
directed to the Plan Agent at Computershare Inc., 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by telephone at 1-888-888-0151.

*  *  *

On December 15, 2016, the Fund announced that the Board of Directors has authorized changes to the Fund’s Dividend Reinvestment Plan (the “Plan”) with respect to dividend reinvestment determinations and transaction fees for Plan participants selling their shares. A copy of the revised Plan is included below.

Effective July 1, 2017, the Fund uses the dividend payment date to determine if new shares are issued or shares are purchased in the open market for Plan participants reinvesting their distributions. If on the payment date the closing market price (plus $0.03 per share commission) is at or above the net asset value (“NAV”), the Fund will issue new shares of common stock. Newly issued shares of common stock will be issued at a price equal to the greater of (a) the NAV per share on the date prior to issuance or (b) 95% of the closing market price per share. If the closing market price (plus $0.03 per share commission) is lower than the NAV per share on the payment date, the Plan Agent will receive the distribution in cash and purchase common stock in the open market. In addition, effective July 1, 2017, fees paid by

34

Western Asset Municipal Partners Fund Inc.

Plan participants to sell Fund shares increased, with Plan participants paying a $5.00 transaction fee plus a $0.05 per share commission upon a sale of shares held pursuant to the Plan.

Revised dividend reinvestment plan:

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by
Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your
account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the

Western Asset Municipal Partners Fund Inc.

35

Dividend reinvestment plan
(unaudited) (cont’d)

Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

36

Western Asset Municipal Partners Fund Inc.

Western Asset

Municipal Partners Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl*

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Steven Frank

Treasurer

Jeanne M. Kelly

Senior Vice President

*
Effective May 11, 2017, Mr. Kuehl became Chief Compliance Officer.

Western Asset Municipal Partners Fund Inc.

620 Eighth Avenue 49th Floor New York, NY 10018

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western
Asset Management Company

Custodian

State Street Bank and Trust Company

1 Lincoln Street Boston, MA
02111

Transfer agent

Computershare Inc.

462 South 4th Street,

Suite 1600, Louisville,

KY 40202

Auction agent

Deutsche Bank

60 Wall Street New York, NY 10005

Independent
registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Legal counsel

Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

New York Stock Exchange Symbol

MNP

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•

Personal information included on applications or other forms;

•

Account balances, transactions, and mutual fund holdings and positions;

•

Online account access user IDs, passwords, security challenge question responses; and

•

  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•

  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•

The Funds’ representatives such as legal counsel, accountants and auditors; and

•

Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’
behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive
to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to
you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Municipal Partners Fund Inc.

Western Asset Municipal Partners Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock and preferred stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at
www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Municipal Partners
Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South
4th Street, Suite 1600,

Louisville, KY 40202

WASX010083 7/17 SR17-3105

ITEM 2.
CODE OF ETHICS.

Not applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company
Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this
Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal Partners Fund Inc.

By:

/s/Jane Trust

Jane Trust

Chief Executive Officer

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Jane Trust

Jane Trust

Chief Executive Officer

Date: July 24, 2017

By:

/s/Richard F. Sennett

Richard F. Sennett

Principal Financial Officer

Date: July 24, 2017